LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of information about operating leases

For the years ended
December 31, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	59,395
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	12,285
Weighted average remaining lease term
Operating leases	1.5
Weighted average discount rate
Operating leases	5.30%
Short-term lease cost	314

Schedule of maturity of operating lease liabilities

Years ending December 31:	RMB
2021	14,862
2022	13,405
2023	2,956
2024	—
Thereafter	—
31,223
Less imputed interest	1,720
Total	29,503